7. Share-based payments (Details 8) - Employee stock options Fully-vested [Member] - USD ($) None in scaling factor is -9223372036854775296	12 Months Ended
Dec. 31, 2014
Number of Shares
Outstanding, Beginning
Granted	5,000,000
Outstanding, Ending	5,000,000
Exercisable, Ending	5,000,000
Weighted Average Exercise Price
Outstanding, Beginning
Granted	$ 2.00
Outstanding, Ending	2.00
Exercisable, Ending	$ 2.00
Aggregate Intrinsic Value
Outstanding, Beginning
Granted
Outstanding, Ending
Exercisable, Ending